Financial instruments and risk management - Foreign currency position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Assets
Cash and cash equivalents		$ 18,662,765		$ 17,901,845		$ 16,112,268
Investment in securities at fair value through profit or loss		186,284		550,068		1,127,841
Investment in securities at fair value through other comprehensive income		315,761		0		0
Accounts receivable		3,867,110		3,486,354		3,626,878
Total assets		55,702,491		52,865,594		50,557,389
Liabilities
Trade accounts payable		(5,158,827)		(5,196,347)		(4,740,366)
Financial debt		0		(64,973)		(842,651)
Lease liabilities		(803,050)		(922,410)
Total Liabilities		(15,442,156)		(14,699,889)		(14,879,461)
Currency risk [member]
Assets
Cash and cash equivalents	$ 569,569	10,759,165	$ 384,119	7,555,616	$ 325,493	6,399,186
Investment in securities at fair value through profit or loss	4,576	86,447	19,447	382,519	29,212	574,312
Investment in securities at fair value through other comprehensive income	16,716	315,761	0	0	0	0
Accounts receivable	2,160	40,809	252	4,950	1,915	37,640
Total assets	593,021	11,202,182	403,818	7,943,085	356,619	7,011,138
Liabilities
Trade accounts payable	(120,699)	(2,280,003)	(194,701)	(3,829,765)	(154,858)	(3,044,515)
Financial debt	(149,878)	(2,831,191)	(140,186)	(2,757,459)	(140,000)	(2,752,400)
Lease liabilities	(7,635)	(144,224)	0	0	0	0
Total Liabilities	(278,212)	(5,255,418)	(334,887)	(6,587,224)	(294,858)	(5,796,915)
Net asset position	$ 314,809	$ 5,946,764	$ 68,931	$ 1,355,861	$ 61,761	$ 1,214,223